TIAA-CREF Life Funds	Supplement

TIAA-CREF Life Funds

TIAA-CREF Life Balanced Fund

SUPPLEMENT NO. 3
dated September 30, 2020, to the Statutory Prospectus dated May 1, 2020, as supplemented through August 17, 2020

Effective September 30, 2020, the portfolio management team of the TIAA-CREF Life Balanced Fund (the “Fund”) has changed. Steve Sedmak has become a new member of the Fund’s portfolio management team. Accordingly, the following hereby replaces in its entirety the sub-section entitled “Portfolio Managers” in the section entitled “Portfolio management” on page 69 of the Statutory Prospectus:

Portfolio Managers. The following persons are primarily responsible for the management of the Fund on a day-to-day basis:

Name:	John Cunniff, CFA	Hans Erickson, CFA	Steve Sedmak, CFA
Title:	Managing Director	Senior Managing Director	Managing Director
Experience on Fund:	since 2014	since 2014	since 2020

The following hereby replaces in its entirety the entry for the Fund in the table found in the sub-section entitled “Portfolio management teams” of the section entitled “Management of the Funds” beginning on page 107 of the Statutory Prospectus:

			Total Experience (since dates specified below)
Name & Title	Portfolio Role	Experience Over Past Five Years	At TIAA	Total	On Team
BALANCED FUND
John Cunniff, CFA
Managing Director	Portfolio Manager	Advisors, TCIM and other advisory affiliates of TIAA—2006 to Present (quantitative portfolio manager)	2006	1992	2014
Hans Erickson, CFA
Senior Managing Director	Portfolio Manager	Advisors, TCIM and other advisory affiliates of TIAA—1996 to Present (oversight and management responsibility for all asset allocation funds; oversight for quantitative equity strategies and equity index funds prior to 2011)	1996	1988	2014

			Total Experience (since dates specified below)
Name & Title	Portfolio Role	Experience Over Past Five Years	At TIAA	Total	On Team
BALANCED FUND (continued)
Steve Sedmak, CFA
Managing Director	Portfolio Manager	Advisors, TCIM and other advisory affiliates of TIAA—2016 to Present (strategic allocation research); Voya Investment Management—2006 to 2016 (head of portfolio implementation for the multi-asset strategies group)	2016	2001	2020

A40915 (9/20)

TIAA-CREF Life Funds	Supplement

TIAA-CREF Life Funds

SUPPLEMENT NO. 3
dated September 30, 2020, to the Statement of Additional Information (“SAI”) dated May 1, 2020, as supplemented through August 17, 2020

Effective September 30, 2020, the portfolio management team of the TIAA-CREF Life Balanced Fund (the “Fund”) has changed. Steve Sedmak has become a new member of the Fund’s portfolio management team. Accordingly, the following hereby replaces in its entirety the entry for the Fund in the chart currently appearing under the sub-section entitled “Additional information regarding portfolio managers” of the section entitled “Information about the Funds’ portfolio management” on page 46 of the SAI:

	Number of other accounts managed			Total assets in other accounts managed (millions)
Name of portfolio manager	Registered investment companies	Other pooled investment vehicles	Other accounts	Registered investment companies	Other pooled investment vehicles	Other accounts	Dollar range of equity securities owned in Fund
Balanced Fund
Hans Erickson	31	0	0	$182,508	$0	$0	$100,001–500,000
John Cunniff	30	0	0	$63,038	$0	$0	$10,001–50,000
Steve Sedmak*	24	0	0	$64,275	$0	$0	$0

*	This information is as of July 31, 2020.

A40914 (9/20)